                                                                                 Registration No. 33-31533
                                                                                           File No. 811-08297

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                               [      ]

Pre-Effective Amendment No. _____                                                                          [      ]

Post-Effective Amendment No. _7_                                                                             [ X  ]
                              --

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                [      ]

Amendment No. _9_                                                                                           [  X  ]
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                                              OPPENHEIMER MIDCAP FUND
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                                (Exact Name of Registrant as Specified in Charter)

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                                    6803 South Tucson Way, Englewood, CO 80112
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                                (Address of Principal Executive Offices) (Zip Code)

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                                                   303-768-3200
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                               (Registrant's Telephone Number, including Area Code)

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                                               Robert G. Zack, Esq.
                                              OppenheimerFunds, Inc.
                                      498 Seventh Avenue, New York, NY 10018
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[     ]  Immediately upon filing pursuant to paragraph (b)
[  X  ]  On February 28, 2002 pursuant to paragraph (b)
[     ]  60 days after filing pursuant to paragraph (a)(1)
[     ]  On ______  pursuant to paragraph (a)(1)
[     ]  75 days after filing pursuant to paragraph (a)(2)
[     ]  On _________  pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.